UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      DECEMBER 31, 2000
                                              ----------------------------

Check here if Amendment  [    ] ;  Amendment Number:
                                                            ---------
This Amendment  (Check only one.):            [    ]  is a restatement.
                                              [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 SOUND SHORE MANAGEMENT, INC.
                  -----------------------------------------------------
Address:              P.O. BOX 1810
                  -----------------------------------------------------
                      8 SOUND SHORE DRIVE, SUITE 180
                  -----------------------------------------------------
                      GREENWICH, CT  06836
                  -----------------------------------------------------

Form 13F File Number:          028-02101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 SHANNA S. SULLIVAN
                  -----------------------------------------------------
Title:                VICE PRESIDENT
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ SHANNA S. SULLIVAN        GREENWICH, CT           FEBRUARY 14, 2001
--------------------------  ---------------------    ----------------------
       (Signature)              (City, State)                (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:  Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                     ------------------------

Form 13F Information Table Entry Total:                         60
                                                     ------------------------

Form 13F Information Table Value Total:                     $3,393,493
                                                     ------------------------
                                                            (thousands)


List of Other Included Managers:

                                      NONE

                                                            Form 13F
          Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                12/31/00
--------------------------------------------------------------------------------------------------------------------------
          Item 1            Item 2    Item 3    Item 4     Item 5         Item 6         Item 7          Item 8
      Name of Issuer         Title     Cusip   Mkt. Value  Shares  INVESTMENT DISCRETION  Mgrs.     VOTING AUTHORITY
                                                                   --------------------             ----------------
                              of      Number    x $1000             Sole  Shared Other           Sole     Shared    None
                             Class                                  (A)    (B)    (C)             (A)      (B)       (C)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Allstate Corporation       COMMON    020002101   141,225 3,241,900   X                        2,916,100        0   325,800
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ambac Financial Group, Inc COMMON    023139108   114,803 1,968,750   X                        1,763,550        0   205,200
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
American Standard Cos., In COMMON    029712106    73,495 1,490,400   X                        1,352,600        0   137,800
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
BCE, Inc                   COMMON    05534B109       232     8,000   X                                0        0     8,000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
BMC Software               COMMON    055921100       231    16,500   X                                0        0    16,500
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Baxter International Inc.  COMMON    071813109    91,474 1,035,800   X                          931,500        0   104,300
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Bellsouth Corporation      COMMON    079860102    79,947 1,952,900   X                        1,757,300        0   195,600
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
W. R. Berkley Corporation  COMMON    084423102       212     4,500   X                                0        0     4,500
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Boeing Company             COMMON    097023105   105,613 1,600,200   X                        1,437,500        0   162,700
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp COMMON    14040H105    14,729   223,800   X                          204,100        0    19,700
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Cendant Corporation        COMMON    151313103    39,195 4,072,200   X                        3,485,400        0   586,800
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.           COMMON    156700106   107,121 2,996,400   X                        2,680,300        0   316,100
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
CitiGroup, Inc.            COMMON    172967101     1,637    32,053   X                                0        0    32,053
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Citizen's Communications C COMMON    17453B101    64,910 4,945,500   X                        4,424,200        0   521,300
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corporatio COMMON    204493100    47,984 3,188,300   X                        2,867,700        0   320,600
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Conagra Inc.               COMMON    205887102    78,382 3,014,700   X                        2,716,600        0   298,100
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group COMMON    210371100    93,252 2,069,400   X                        1,864,600        0   204,800
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.COMMON    232806109    18,065   917,600   X                          826,300        0    91,300
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Dana Corporation           COMMON    235811106       171    11,151   X                                0        0    11,151
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Deere & Co.                COMMON    244199105    72,425 1,580,900   X                        1,388,900        0   192,000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Delta Air, Inc.            COMMON    247361108    27,031   538,600   X                          482,500        0    56,100
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Walt Disney Holding Compan COMMON    254687106    45,232 1,563,100   X                        1,400,200        0   162,900
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Duke Energy Corporation    COMMON    264399106    84,858   995,400   X                          895,400        0   100,000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Dynegy Inc. (Hldg Co.)     COMMON    26816Q101   108,851 1,941,600   X                        1,744,200        0   197,400
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Eaton Corporation          COMMON    278058102    54,571   725,800   X                          653,200        0    72,600
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corporation COMMON    283905107   107,251 1,497,400   X                        1,347,500        0   149,900
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Co.COMMON    285661104   105,659 1,829,600   X                        1,647,300        0   182,300
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Energy Conversion Devices, COMMON    292659109       375    18,500   X                                0        0    18,500
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Engelhard Corporation      COMMON    292845104    51,581 2,531,600   X                        2,261,600        0   270,000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac                COMMON    313400301    45,919   666,700   X                          609,700        0    57,000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae                 COMMON    313586109   107,310 1,237,000   X                        1,090,900        0   146,100
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Firstar Corporation        COMMON    33763V109    38,544 1,657,800   X                        1,492,200        0   165,600
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Grant Prideco Inc.         COMMON    38821G101    88,413 4,030,200   X                        3,637,900        0   392,300
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
HCA - The Healthcare Compa COMMON    404119109   132,646 3,014,000   X                        2,704,600        0   309,400
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Hasbro Inc.                COMMON    418056107    43,891 4,130,900   X                        3,530,600        0   600,300
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Intl Business Machines Cor COMMON    459200101    61,442   722,848   X                          642,000        0    80,848
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Kaufman & Broad Home Corp. COMMON    486168107    35,709 1,060,000   X                          940,600        0   119,400
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Company     COMMON    494368103    26,813   379,300   X                          341,500        0    37,800
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Inc.         COMMON    49455P101   111,671 2,139,800   X                        1,922,800        0   217,000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MBIA Inc.                  COMMON    55262C100   114,219 1,540,900   X                        1,387,900        0   153,000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corporatio COMMON    552848103   111,623 1,655,200   X                        1,488,400        0   166,800
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.           COMMON    589331107     1,348    14,400   X                                0        0    14,400
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufac COMMON    604059105   102,317   849,100   X                          763,900        0    85,200
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Monsanto Company           COMMON    61166W101    25,352   936,800   X                          865,900        0    70,900
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp       COMMON    656568102       403    12,562   X                                0        0    12,562
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc.         COMMON    676220106       321    45,000   X                                0        0    45,000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Philip Morris Co.s Inc.    COMMON    718154107     1,236    28,100   X                                0        0    28,100
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Polaris Industries Inc.    COMMON    731068102       318     8,000   X                                0        0     8,000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Presidential Life Corporat COMMON    740884101       149    10,000   X                                0        0    10,000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Providian Financial Corp.  COMMON    74406A102    22,333   388,400   X                          352,600        0    35,800
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Republic Services Inc.     COMMON    760759100    19,809 1,152,500   X                        1,040,800        0   111,700
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.              COMMON    786514208   105,038 1,680,600   X                        1,515,300        0   165,300
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.             COMMON    803111103   118,315 4,816,900   X                        4,329,000        0   487,900
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
SCANA Corporation New      COMMON    80589M102    48,101 1,627,100   X                        1,456,100        0   171,000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
TJX Companies, Inc.        COMMON    872540109   114,491 4,125,800   X                        3,689,500        0   436,300
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
TRW Inc.                   COMMON    872649108    24,440   630,700   X                          537,800        0    92,900
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems,  COMMON    879433100       270     3,000   X                                0        0     3,000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corporatio COMMON    883556102    43,355 1,457,300   X                        1,311,700        0   145,600
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Tosco Corporation          COMMON    891490302    19,205   565,900   X                          512,200        0    53,700
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Weatherford International, COMMON    947074100    97,982 2,073,700   X                        1,866,500        0   207,200
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
   TOTALS:                    60               3,393,493
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------